STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 12. STOCKHOLDERS’ EQUITY

2023 Issuance of Restricted Common Stock

On January 10, 2023, the board of directors approved the grant of 22,500 shares of common stock to officers of the Company. Such shares will generally vest over a period of one to five years on their respective anniversary dates in January through January 2028, provided that each grantee remains an officer or employee on such dates. Additionally, the board of directors approved the grant of 12,500 restricted common shares to certain new employees of the Company. Such shares will generally vest over a period of one to two years on their respective anniversary dates in January through January 2025, provided that each grantee remains an employee of the company on such dates.

2024 Issuance of Restricted Common Stock

In January 2024, the board of directors approved the grant of 55,000 shares of common stock to officers of the Company. Such shares will generally vest over a period of one to five years on their respective anniversary dates in January through January 2028, provided that each grantee remains an officer or employee on such dates. Additionally, the board of directors approved the grant of 25,197 restricted common shares to certain new employees of the Company. Such shares will generally vest over a period of one to two years on their respective anniversary dates in January through January 2026, provided that each grantee remains an employee of the company on such dates.

2024 Private Placement Transaction

On June 24, 2024, the Company entered into a private placement transaction (the “Private Placement”), pursuant to a Securities Purchase Agreement (the “Securities Purchase Agreement”) with certain institutional investors (the “Purchasers”) for aggregate gross proceeds of approximately $2.9 million, before deducting fees to the placement agent and other expenses payable by the Company in connection with the Private Placement.

As part of the Private Placement, the Company issued an aggregate of 1,195,219 units and pre-funded units (collectively, the “Units”) at a purchase price of $2.51 per unit (less $0.0001 per pre-funded unit). Each Unit consists of (i) one share of common stock, par value $0.001 per share, of the Company (the “Common Stock”) (or one pre-funded warrant to purchase one share of Common Stock (the “Pre-Funded Warrants”)), (ii) one Series A warrant to purchase one share of Common Stock (the “Series A Warrant”) and (iii) one Series B warrant to purchase such number of shares of Common Stock as will be determined on the Reset Date and in accordance with the terms therein (the “Series B Warrant”, and together with the Series A Warrant, the “Warrants”).

Cancellation of Restricted Stock

During the nine months ended September 30, 2024 and 2023, the Company cancelled 51,072 and 3,625 shares due to termination of employees, respectively.

Exercise of Prefunded Warrants

During the nine months ended September 30, 2024, the prefunded warrants to purchase 573,008 shares of common stock were fully exercised.

Reverse Stock Split

On February 6, 2023, we filed a Certificate of Amendment to the Articles of Incorporation, as amended, with the Secretary of State of the State of Nevada to effect a 1-for-20 reverse stock split (the “Reverse Stock Split”) of the shares of our common stock. The Reverse Stock Split was effective as of time of filing. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares of our Common Stock that would have otherwise resulted from the Reverse Stock Split were rounded up to the nearest whole number. In connection with the Reverse Stock Split, our board approved appropriate and proportional adjustments to all outstanding securities or other rights convertible or exercisable into shares of our Common Stock, including, without limitation, all preferred stock, warrants, options, and other equity compensation rights. All historical share and per-share amounts reflected throughout our condensed consolidated financial statements and other financial information in this Report have been adjusted to reflect the Reverse Stock Split as if the split occurred as of the earliest period presented. The par value per share of our common stock was not affected by the Reverse Stock Split.

Noncontrolling Interests

The Company owns a 51% equity interest in its consolidated subsidiary, Nobility Healthcare. As a result, the noncontrolling shareholders or minority interest is allocated 49% of the income/loss of Nobility Healthcare which is reflected in the statement of (income) loss as “net (income) loss attributable to noncontrolling interests of consolidated subsidiary”. We reported net loss (income) attributable to noncontrolling interests of consolidated subsidiary of $2,000,206 and $(29,360) for the three months ended September 30, 2024 and 2023, and $1,939,143 and $(228,624) for the nine months ended September 30, 2024 and 2023, respectively.

NOTE 18 - STOCKHOLDERS’ EQUITY

2022 Issuance of Restricted Common Stock.

On January 7, 2022, the board of directors approved the grant of 26,250 shares of common stock to officers of the Company. Such shares will vest over various periods ranging from one to five years on the anniversary of the grant date, provided that each grantee remains an officer or employee on such dates.

On various dates in January 2022, the board of directors approved the grant of 9,500 shares of common stock to employees of the Company. Most shares will generally vest in varying amounts over the next two to five years, provided that each grantee remains an employee on such vesting dates.

Cancellation of Restricted Stock

During the year ended December 31, 2023, the Company cancelled 3,625 shares for various reasons.

Preferred Stock Transaction

On October 13, 2022, the Company, entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional investors (the “Preferred Stock Investors”), pursuant to which the Company agreed to issue and sell, in a private placement (the “2022 Offering”), 1,400,000 shares of the Company’s Series A Convertible Redeemable Preferred Stock, par value $0.001 per share (the “Series A Preferred Stock”), and 100,000 shares of the Company’s Series B Convertible Redeemable Preferred Stock, par value $0.001 per share (the “Series B Preferred Stock”, and together with the Series A Preferred Stock, the “Preferred Stock”), at an offering price of $9.50 per share, representing a 5% original issue discount to the stated value of $10.00 per share, for gross aggregate proceeds of $15 million in the 2022 Offering, before the deduction of discounts, fees and offering expenses. The shares of Preferred Stock will, under certain circumstances, be convertible into shares of the Company’s common stock, at the option of the holders of the Preferred Stock and, in certain circumstances, by the Company. In connection with the 2022 Offering, the Company paid A.G.P./Alliance Global Partners (the “Financial Advisor”) an aggregate cash fee equal to $750,000 and reimbursed the Financial Advisor for certain of its expenses in an amount not to exceed $135,000.

Pursuant to the Purchase Agreement, the Company filed on October 17, 2022 certificates of designation (the “Certificates of Designation”) with the Secretary of the State of Nevada designating the rights, preferences and limitations of the shares of Series A Preferred Stock and Series B Preferred Stock. The Certificate of Designation for the Series A Preferred Stock provides, in particular, that the Series A Preferred Stock will have no voting rights other than the right to vote on the Amendments on an as-if-converted-to-Common-Stock basis. The Certificate of Designation for the Series B Preferred Stock provides, in particular, that the Series B Preferred Stock will have no voting rights other than the right to vote on the Amendments and each share of Series B Preferred Stock entitles the holder thereof the right to cast 2,500 votes on the Amendments.

The holders of Preferred Stock will be entitled to dividends, on an as-if converted-to-Common-Stock basis, equal to dividends actually paid, if any, on shares of Common Stock. The Preferred Stock is convertible, at the option of the holders and, in certain circumstances, by the Company, into shares of Common Stock at a conversion price of $20.00 per share. The conversion price can be adjusted pursuant to the Certificates of Designation for stock dividends and stock splits, subsequent rights offering, pro rata distributions of dividends or other distribution of its assets, or the occurrence of a fundamental transaction (as defined in the applicable Certificate of Designation).

The holders of the Series A Preferred Stock and Series B Preferred Stock have the right to require the Company to redeem their shares of the relevant series at a price per share equal to 105% of the stated value of such shares commencing (i) after the earlier of (1) the receipt of stockholder approval of the Amendments and (2) sixty (60) days after the closing of the 2022 Offering and (ii) before the date that is ninety (90) days after such closing. The Company has the option to redeem the Series A Preferred Stock and Series B Preferred Stock at a price per share equal to 105% of the stated value of such shares commencing after the 90th day following the closing of the 2022 Offering, subject to the holders’ rights to convert the shares prior to such redemption.

The proceeds of the 2022 Offering were held in an escrow account, along with the additional amount that would be necessary to fund the 105% redemption price until the expiration of the redemption period for the Preferred Stock, as applicable, subject to the earlier payment to redeeming holders. Upon expiration of the redemption period, any proceeds remaining in the escrow account will be disbursed to the Company.

The 2022 Offering closed on October 19, 2022. In December 2022, the Company redeemed 1,400,000 shares of Series A & 100,000 shares of Series B Preferred Stock, for a redemption price of $15,750,000, with a $13,365,000 carrying amount, resulting in a $2,385,000 loss on redemption.

Issuance of Common Stock as Consideration for the Potential Spin-Off Transaction.

On December 28, 2022, the Company issued a total of 25,000 shares of common stock as a portion of the consideration paid for the advisory services associated with the potential spin-off transaction.

Stock Repurchase Program

On December 6, 2021, the board of directors of the Company authorized the repurchase of up to $10.0 million of the Company’s outstanding common stock under the specified terms of a share repurchase program (the “Program”). During the year ended December 31, 2022, the Company repurchased 186,299 shares of its common stock for $4,026,523, in accordance with the Program.

Period	Total Number of Shares Purchased	Average Price Paid per Shares	Total Number of Shares Purchased as Part of Publicly Announced Program	Maximum Approximate Dollar Value of Shares that May Yet Be Purchased Under the Program
December 2021	86,742	$22.80	86,742	-
January 2022	34,855	22.20	34,855	-
February 2022	34,649	22.40	34,649	-
March 2022	24,298	21.20	24,298	-
April 2022	29,774	22.80	29,774	-
May 2022	35,846	21.60	35,846	-
June 2022	26,878	19.20	26,878	-
Total all plans	273,042	$22.00	273,042	$3,998,398

On June 30, 2022, the board of directors of the Company elected to terminate the Program, effective immediately. The Program began in December 2021, with the Company purchasing a total of 273,042 shares at a cost of $6,001,602 through June 30, 2022.

2023 Issuance of Restricted Common Stock

On January 10, 2023, the board of directors approved the grant of 22,500 shares of Common Stock to officers of the Company. Such shares will generally vest over a period of one to five years on their respective anniversary dates in January through January 2028, provided that each grantee remains an officer or employee on such dates. Additionally, the board of directors approved the grant of 12,500 restricted common shares to certain new employees of the Company. Such shares will generally vest over a period of one to two years on their respective anniversary dates in January through January 2025, provided that each grantee remains an employee of the company on such dates.

Reverse Stock Split

On February 6, 2023, we filed a Certificate of Amendment to the Articles of Incorporation, as amended, with the Secretary of State of the State of Nevada to effect a 1-for-20 reverse stock split (the “Reverse Stock Split”) of the shares of our Common Stock. The Reverse Stock Split was effective as of time of filing. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares of our Common Stock that would have otherwise resulted from the Reverse Stock Split were rounded up to the nearest whole number. In connection with the Reverse Stock Split, our board approved appropriate and proportional adjustments to all outstanding securities or other rights convertible or exercisable into shares of our Common Stock, including, without limitation, all preferred stock, warrants, options, and other equity compensation rights. All historical share and per-share amounts reflected throughout our consolidated financial statements and other financial information in this Report have been adjusted to reflect the Reverse Stock Split as if the split occurred as of the earliest period presented. The par value per share of our Common Stock was not affected by the Reverse Stock Split.

As a result of the Reverse Stock Split, no fractional shares of new common stock will be issued in connection with the Reverse Stock Split, all of which shares of new common stock shall be rounded up to the nearest whole number of such shares. Therefore, the Company issued 24,206 shares pursuant to Reverse Stock Split related to rounding up to the nearest whole number of shares.

Noncontrolling Interests

The Company owns a 51% equity interest in its consolidated subsidiary, Nobility Healthcare. As a result, the noncontrolling shareholders or minority interest is allocated 49% of the income/loss of Nobility Healthcare which is reflected in the statement of (income) loss as “net (income) loss attributable to noncontrolling interests of consolidated subsidiary”. We reported net income attributable to noncontrolling interests of consolidated subsidiary of $224,598 and $407,933 for the year ended December 31, 2023 and 2022, respectively.

Conversion of Convertible Note

During the year ended December 31, 2023, pursuant to the Convertible Note, the Purchasers elected to convert $125,000 principal, at the fixed price of $5.00 per share of common stock, 25,000 shares valued at $119,750.

Cancellation of Common Stock

During the year ended December 31, 2023, the Company cancelled 3,625 shares for various reasons.